Capital structure and financial items - Derivative financial instruments - Hedging Activities (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 50,455	kr 49,826
Positive fair value at year-end	188	204
Negative fair value at year-end	734	2,024
Derivative financial instruments (current assets)	188	204
Derivative financial instruments (current liabilities)	734	2,024
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	35,407	37,413
Positive fair value at year-end	116	44
Negative fair value at year-end	445	1,721
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	25,394	29,951
Positive fair value at year-end	81	21
Negative fair value at year-end	kr 315	kr 1,555
Average price of hedging instrument	654	610
Cash flow hedges | Forward contracts | CNH, JPY, GBP And CAD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 10,013	kr 7,462
Positive fair value at year-end	35	23
Negative fair value at year-end	130	166
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	15,048	12,413
Positive fair value at year-end	72	160
Negative fair value at year-end	289	303
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	11,287	9,145
Positive fair value at year-end	61	123
Negative fair value at year-end	217	256
Fair value hedges | Forward contracts | CNH, CAD, EUR, GBP And JPY
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	3,761	3,268
Positive fair value at year-end	11	37
Negative fair value at year-end	72	47
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	289	303
Recognised in Other comprehensive income, liability	445	1,721
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	72	160
Recognised in Other comprehensive income, asset	kr 116	kr 44